Disclosure of Net Defined Benefit Liability (Asset) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Balances - Beginning of the year	$ 11,963
Balances - End of the year	11,927	$ 11,963
Unfunded Plan [Member]
IfrsStatementLineItems [Line Items]
Balances - Beginning of the period	15,435
Current service cost	65
Interest cost	88
Actuarial loss (gain) arising from changes in financial assumptions	(1,130)
Past service cost associated with multi-employer plan	16,137
Actuarial loss arising from change in current assumptions on funding of future pension increases	556
Benefits paid	(511)
Impact of foreign exchange rate changes	(1,228)
Balances - End of the period	29,412	15,435
Balances - Beginning of the year
Presentation of plan assets as of December 31, 2021	11,963
Impact of foreign exchange rate changes	(36)
Balances - End of the year	11,927
Net liability of the unfunded plans	12,749
Net liability of the funded plans	4,736
Net amount recognized as Employee future benefits	17,485
Amounts recognized: In net loss	(153)
Amounts recognized: In other comprehensive loss	2,408
Unfunded Plan [Member] | Active Members [Member]
IfrsStatementLineItems [Line Items]
Balances - End of the period	4,341
Unfunded Plan [Member] | Vested Terminees [Member]
IfrsStatementLineItems [Line Items]
Balances - End of the period	13,799
Unfunded Plan [Member] | Retirees [Member]
IfrsStatementLineItems [Line Items]
Balances - End of the period	11,272
Unfunded Plan [Member] | Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Balances - Beginning of the period	15,341	13,704	13,100
Current service cost	60	50	41
Interest cost	87	162	239
Actuarial loss (gain) arising from changes in financial assumptions	(1,138)	650	1,068
Past service cost associated with multi-employer plan	16,137
Actuarial loss arising from change in current assumptions on funding of future pension increases	556
Benefits paid	(509)	(529)	(483)
Impact of foreign exchange rate changes	(1,221)	1,304	(261)
Balances - End of the period	29,313	15,341	13,704
Balances - Beginning of the year
Presentation of plan assets as of December 31, 2021	11,963
Impact of foreign exchange rate changes	(36)
Balances - End of the year	11,927
Net liability of the unfunded plans	12,650
Net liability of the funded plans	4,736
Net amount recognized as Employee future benefits	17,386
Amounts recognized: In net loss	(147)	(212)	(280)
Amounts recognized: In other comprehensive loss	2,407	(1,954)	(807)
Unfunded Plan [Member] | Pension defined benefit plans [member] | Active Members [Member]
IfrsStatementLineItems [Line Items]
Balances - End of the period	4,242
Unfunded Plan [Member] | Pension defined benefit plans [member] | Vested Terminees [Member]
IfrsStatementLineItems [Line Items]
Balances - End of the period	13,799
Unfunded Plan [Member] | Pension defined benefit plans [member] | Retirees [Member]
IfrsStatementLineItems [Line Items]
Balances - End of the period	11,272
Unfunded Plan [Member] | Other Benefit Plans [Member]
IfrsStatementLineItems [Line Items]
Balances - Beginning of the period	94	84	105
Current service cost	5	4	8
Interest cost	1	1	2
Actuarial loss (gain) arising from changes in financial assumptions	8	1	(28)
Past service cost associated with multi-employer plan
Actuarial loss arising from change in current assumptions on funding of future pension increases
Benefits paid	(2)	(3)
Impact of foreign exchange rate changes	(7)	7	(3)
Balances - End of the period	99	94	84
Balances - Beginning of the year
Presentation of plan assets as of December 31, 2021
Impact of foreign exchange rate changes
Balances - End of the year
Net liability of the unfunded plans	99
Net liability of the funded plans
Net amount recognized as Employee future benefits	99
Amounts recognized: In net loss	(6)	(6)	18
Amounts recognized: In other comprehensive loss	1	$ (7)	$ 3
Unfunded Plan [Member] | Other Benefit Plans [Member] | Active Members [Member]
IfrsStatementLineItems [Line Items]
Balances - End of the period	99
Unfunded Plan [Member] | Other Benefit Plans [Member] | Vested Terminees [Member]
IfrsStatementLineItems [Line Items]
Balances - End of the period
Unfunded Plan [Member] | Other Benefit Plans [Member] | Retirees [Member]
IfrsStatementLineItems [Line Items]
Balances - End of the period